Significant Accounting Policies - Revenue from contracts with customers (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Significant Accounting Policies
Termination penalties as a percentage of revenue	20.00%
Maximum
Significant Accounting Policies
Termination penalties as a percentage of revenue	100.00%